Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Operating activities
Net income	$ 105.2	$ 298.5
Items not affecting cash:
Depreciation of property, plant and equipment and intangible assets	115.0	95.3
Deferred income tax expense (recovery)	1.2	(12.0)
(Pension funding in excess of expense) pension expense in excess of funding	(0.8)	49.6
Post-employment benefit funding in excess of expense	(7.5)	(4.0)
Unrealized foreign exchange gain on:
accrued pension liability	(0.9)	(14.2)
post-employment benefit obligations	(0.7)	(17.7)
Finance costs	25.2	17.9
Loss on disposal of property, plant and equipment	0.5	0.1
Interest on pension and other post-employment benefit obligations	19.3	17.2
Interest on finance lease	0.4	0.1
Accretion of governmental loans and environmental liabilities	19.2	13.0
Unrealized foreign exchange gain on government loan facilities	(0.7)	(7.6)
Decrease in fair value of warrant liability	(12.1)	(47.7)
Increase (decrease) in fair value of earnout liability	0.1	(5.9)
Increase (decrease) in fair value of share-based payment compensation liability	1.2	(12.7)
Other	4.7	(7.6)
Adjustments to reconcile profit (loss)	269.3	362.3
Net change in non-cash operating working capital	33.1	(178.7)
Share-based payment compensation and earnout units settled	(2.5)	(4.6)
Environmental liabilities paid	(5.0)	(1.7)
Cash generated by operating activities	294.9	177.3
Investing activities
Acquisition of property, plant and equipment	(490.1)	(371.1)
Cash used in investing activities	(490.1)	(371.1)
Financing activities
Bank indebtedness (repaid) advanced, net	(1.7)	1.8
Transaction costs on bank indebtedness	(1.7)	0.0
Governmental loans received	74.8	63.3
Repayment of governmental loans	(10.0)	(10.0)
Interest paid	(0.3)	(0.2)
Dividends paid	(27.9)	(30.7)
Common shares repurchased and cancelled	0.0	(553.2)
Other	11.2	(3.0)
Cash generated by (used in) financing activities	44.4	(532.0)
Effect of exchange rate changes on cash	1.3	57.9
Cash
Decrease in cash	(149.5)	(667.9)
Opening balance	247.4	915.3
Ending balance	$ 97.9	$ 247.4